Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone (215) 564-8000 Fax (215) 564-8120

Amy C. Fitzsimmons

AFitzsimmons@stradley.com

215-564-8711

June 30, 2010

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:         UBS Relationship Funds
File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 40 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Trust”) on Form N-1A.
The Amendment is being filed to amend and supplement the Trust's Registration Statement, as pertaining to the Parts A of the UBS Cash Management Prime Relationship Fund and the UBS Credit Bond Relationship Fund (formerly, the UBS Corporate Bond Relationship Fund) series of the Trust and the Part B of the series of the Trust only as it relates to the UBS Cash Management Prime Relationship Fund and the UBS Credit Bond Relationship Fund.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

 /s/ Amy C. Fitzsimmons_______________
Amy C. Fitzsimmons

Philadelphia, PA ● Malvern, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

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